Revenues - Schedule of Major Products/Services Lines (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues	¥ 274,040,604	¥ 273,333,957	¥ 205,481,904
Private label products [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues	164,025,148	146,957,860	130,430,099
Ready to heat (“RTH”) [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues		1,795,560	4,758,751
Ready to eat (“RTE”) & Plant Base [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues	107,275,683	98,105,015	58,623,131
Ready to cook (“RTC”) [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues	2,739,773	26,348,269	10,783,121
Total product revenues [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues	274,040,604	273,206,704	204,595,102
Advertising services [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues		127,253	886,802
Total service revenues [Member]
Schedule of Major Products/Services Lines [Line Items]
Total products/services revenues		¥ 127,253	¥ 886,802